Employee Benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Employee Benefits [Abstract]
Employee service period required for benefits	3 years
Weighted average duration of defined benefit obligations	14 years	15 years 4 months 24 days
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 10,993
Defined contribution costs	¥ 37,345	¥ 34,052	¥ 25,138